Staff Costs - Summary of Directors' Remuneration and Other Benefits (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff Costs [Line Items]
Directors’ remuneration	£ 1,216	£ 1,290	£ 1,149
Pension and other benefits	61	57	57
Directors’ remuneration & other benefits	1,277	1,347	1,206
Highest Paid Director [member]
Staff Costs [Line Items]
Directors’ remuneration	913	966	850
Pension and other benefits	61	57	57
Directors’ remuneration & other benefits	£ 974	£ 1,023	£ 907